Taylor Frigon Core Growth Fund
		Schedule of Investments
		August 31, 2020 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Arrangement of Transportation of Freight & Cargo
22,027	Echo Global Logistics, Inc. *			$ 601,778	1.60%

Biological Products (No Diagnostic Substances)
98,741	Compugen Ltd. * (Israel)			1,707,232	4.55%

Communications Equipment, NEC
24,246	Napco Security Technologies, Inc. *			603,968	1.61%

Computer Communications Equipment
1,583	Arista Networks, Inc. *			353,721
10,219	Silicom Ltd. * (Israel)			376,979
				730,700	1.95%

Computer Peripheral Equipment, NEC
43,981	Radcom Ltd. * (Israel)			427,939	1.14%

Computer Storage Devices
41,581	Pure Storage, Inc. *			634,526	1.69%

Electromedical & Electrotherapeutic Apparatus
17,600	InMode Ltd. * (Israel)			556,688	1.48%

Electronic Components, NEC
25,081	Impinj, Inc. *			613,230	1.63%

Finance Services
15,445	Green Dot Corporation - Class A *			804,067	2.14%

In Vitro & In Vivo Diagnostic Substances
1,593	IDEXX Laboratories, Inc. *			622,959	1.66%

Industrial Organic Chemicals
45,572	Codexis, Inc. *			628,894	1.68%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
5,796	Edwards Lifesciences Corporation *			497,529	1.33%

Printing Trades Machinery & Equipment
23,549	Kornit Digital Ltd. * (Israel)			1,458,390	3.89%

Radio & TV Broadcasting & Communications Equipment
47,698	Airgain, Inc. *			634,383
205,619	Vuzix Corporation *			764,903
				1,399,286	3.73%

Retail - Auto Dealers & Gasoline Stations
6,745	CarMax, Inc. *			721,243
8,905	Carvana Co. - Class A *			1,923,124
				2,644,367	7.05%

Retail - Shoe Stores
33,500	Boot Barn Holdings, Inc. *			945,705	2.52%

Semiconductors & Related Devices
2,653	Monolithic Power Systems, Inc.			708,696
114,040	QuickLogic Corporation *			364,928
28,090	Tower Semiconductor Ltd. * (Israel)			546,631
				1,620,255	4.32%

Services - Business Services, NEC
12,241	Fiverr International Ltd. * (Israel)			1,476,877
17,657	Radware Ltd. * (Israel)			457,669
37,752	Repay Holdings Corporation - Class A *			955,126
				2,889,672	7.71%

Services - Computer Integrated Systems Design
27,759	Ebix, Inc.			640,400	1.71%

Services - Computer Processing & Data Preparation
110,482	Zix Corporation *			669,521	1.78%

Services - Computer Programming Services
2,605	EPAM Systems, Inc. *			852,095	2.27%

Services - Computer Programming, Data Processing, Etc.
1,557	FactSet Research Systems Inc.			545,573
3,398	Wix.com Ltd. * (Israel)			1,001,153
				1,546,726	4.12%

Services - Help Supply Services
12,438	TTEC Holdings, Inc.			705,110	1.88%

Services - Miscellaneous Business Services
9,488	NV5 Global, Inc. *			491,194	1.31%

Services - Prepackaged Software
3,998	Alteryx, Inc. - Class A *			483,078
1,646	Coupa Software Incorporated *			539,460
4,085	CyberArk Software Ltd. * (Israel)			451,392
76,132	Grid Dynamics Holdings, Inc. - Class A *			564,899
1,668	NICE Ltd. **			383,390
2,884	Splunk Inc. *			632,548
3,916	Twilio Inc. - Class A *			1,056,380
53,869	Zuora, Inc. - Class A *			732,080
				4,843,227	12.92%

Surgical & Medical Instruments & Apparatus
85,644	Apyx Medical Corporation *			393,106
16,100	Glaukos Corporation *			770,063
7,024	NovoCure Limited (Jersey) *			581,236
36,575	Vapotherm, Inc. *			1,137,848
				2,882,253	7.68%

Telephone & Telegraph Apparatus
79,354	Akoustis Technologies, Inc. *			629,277
19,746	AudioCodes Ltd. (Israel)			619,432
				1,248,709	3.33%

X-Ray Apparatus & Tubes & Related Irradiation Apparatus
16,931	Nano-X Imaging Ltd. (Israel) *			466,618	1.24%

Total for Common Stocks (Cost $21,701,059)				33,733,038	89.92%

	Total Investments			33,733,038
	(Cost - $21,701,059)

	Other Assets in Excess of Liabilities			3,780,631	10.08%

	Net Assets			$ 37,513,669	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at August 31, 2020, was $21,701,059. At August 31, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Gain		$ 14,505,146
		Unrealized Loss		(2,473,167)
		Unrealized Gain		$ 12,031,979

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2020:

Valuation of Inputs and Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 33,733,038	$ -	$ -	$ 33,733,038
Total		$ 33,733,038	$ -	$ -	$ 33,733,038

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended August 31, 2020.